Risk management - Liquidity risk and capital management (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities based on contractual undiscounted payments
Minimal required level of capital ratio	8.00%
Debt (Note 17)	₽ 6,640	₽ 1,545
Lease liabilities (Note 21)	1,116	1,357
Trade and other payables (Note 18)	29,528	27,295
Customer accounts and amounts due to banks (Note 19)	12,337	21,963
Total	49,621	52,160
On demand
Disclosure of financial liabilities based on contractual undiscounted payments
Debt (Note 17)	1,549
Trade and other payables (Note 18)	29,528	27,295
Customer accounts and amounts due to banks (Note 19)	11,181	18,712
Total	42,258	46,007
Within one year
Disclosure of financial liabilities based on contractual undiscounted payments
Debt (Note 17)	91
Lease liabilities (Note 21)	354	340
Customer accounts and amounts due to banks (Note 19)	1,120	2,807
Total	1,565	3,147
More than a year
Disclosure of financial liabilities based on contractual undiscounted payments
Debt (Note 17)	5,000	1,545
Lease liabilities (Note 21)	762	1,017
Customer accounts and amounts due to banks (Note 19)	36	444
Total	₽ 5,798	₽ 3,006